Consolidated and Combined Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Assets
Cash and cash equivalents	$ 11,289	$ 6,005
Accounts receivable, net of allowance for doubtful accounts of $150 and $153, respectively	7,642	7,043
Federal and state taxes receivable	516	261
Inventory of parts and supplies	855	811
Prepaid tires on equipment	1,913	2,052
Prepaid taxes and licenses	612	681
Prepaid insurance	823	820
Prepaid expenses, other	71	64
Total current assets	23,721	17,737
Land	2,773	2,626
Buildings	5,639	5,494
Equipment	93,511	94,663
Property, plant and equipment, at cost	101,923	102,783
Less accumulated depreciation	62,331	59,080
Net property, plant and equipment	39,592	43,703
Goodwill	3,431	3,431
Intangible assets, net	1,021	1,214
Other assets, net	189	214
Total assets	67,954	66,299
Liabilities and Shareholders' Equity
Accounts payable	4,948	4,896
Accrued payroll and benefits	4,143	4,608
Accrued insurance	558	700
Accrued liabilities, other	379	369
Total current liabilities	10,028	10,573
Deferred income taxes	10,045	10,479
Accrued insurance	193	184
Other liabilities	1,105	1,117
Commitments and contingencies (Note 11)
Shareholders' Equity:
Preferred stock, 5,000,000 shares authorized, of which 250,000 shares are disignated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding	0	0
Common stock, $.10 par value; (25,000,000 shares authorized; 3,303,802 and 3,289,353 shares issued and outstanding, respectively)	330	329
Capital in excess of par value	36,726	35,919
Retained earnings	9,353	7,524
Accumulated other comprehensive income, net	174	174
Total shareholders' equity	46,583	43,946
Total liabilties and shareholders' equity	$ 67,954	$ 66,299